UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08953
                                                    ----------------------------

                           HIGHLAND FLOATING RATE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                     Date of reporting period: MAY 31, 2006
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------
SENIOR LOAN NOTES (A) - 96.0%
AEROSPACE - AEROSPACE/DEFENSE - 2.4%
               AWAS Capital, Inc.
                 First Priority Term Loan,
  15,000,000     6.75%, 03/15/13                            14,859,300
                 Second Priority Term Loan,
   8,000,000     11.00%, 03/15/13                            8,100,000
               DeCrane Aircraft Holdings, Inc.
                 First  Lien Term Loan,
   7,960,000     9.25%, 03/31/08                             7,989,850
     200,000     Revolver, 11.50%, 03/31/08                    195,000
   1,995,000   IAP Worldwide Services, Inc.
                 First  Lien Term Loan,
                 8.00%, 12/30/12                             2,014,950
   2,964,706   Vought Aircraft Industries, Inc.
                 Term Loan, 7.60%, 12/22/11                  2,992,960
                                                       ---------------
                                                            36,152,060
                                                       ---------------
AEROSPACE - AIRLINES - 3.0%
               Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
     857,143     10.20%, 06/01/11                              872,143
                 Tranche A-2 Term Loan,
   2,142,857     10.20%, 06/01/11                            2,180,357
   2,000,000   Northwest Airlines, Inc.
                 Tranche C Term Loan,
                 11.34%, 11/23/10                            2,040,000
               United Air Lines, Inc.
   3,500,000     Delayed Draw Tranche B
                 Term Loan, 8.88%, 02/01/12                  3,553,235
  24,500,000     Tranche B Term Loan,
                  8.63%, 02/01/12                           24,861,375
  12,500,000   US Airways, Inc.
                 Term Loan, 8.59%, 03/31/11 (b)             12,650,375
                                                       ---------------
                                                            46,157,485
                                                       ---------------
BROADCASTING   - 2.7%
               CMP Susquehanna Corp.
   4,500,000     Term Loan, 7.31%, 05/05/13 (b)              4,508,460
     997,500   Enterprise NewsMedia LLC
                 Term Loan, 7.99%, 06/30/12                  1,002,488
               NEP Supershooters LP
                 First  Lien Term A Loan,
   1,391,735     9.05%, 02/03/11                             1,411,302
                 Second Lien Term  Loan,
   1,043,977     12.98%, 08/03/11                            1,038,757
               NextMedia Operating, Inc
                 Delay Draw Term Loan,
   1,224,615     7.06%, 11/15/12                             1,230,738
                 Initial First Lien Term
   2,755,385     Loan, 7.09%, 11/15/12                       2,776,904
  11,000,000   Paxson Communications Corp.
                 First  Lien Term Loan,
                 8.32%, 01/15/12                            11,262,900
  17,439,645   Young Broadcasting, Inc.
                 Term Loan, 7.34%, 11/03/12                 17,412,439
                                                       ---------------
                                                            40,643,988
                                                       ---------------

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

CABLE - INTERNATIONAL CABLE - 1.6%
   1,865,758   Bragg Communications, Inc.
                 Term Loan B, 7.23%,
                 08/31/11                                    1,877,419
   1,750,000   NTL Holdings Inc.
                 Bridge Loan, 10.57%,
                 03/31/07                                    1,754,375
   2,925,000   Puerto Rico Cable Acquisition Co., Inc.
                 First Lien Term Loan,
                  8.25%, 07/28/11                            2,957,906
               San Juan Cable, LLC
                 First Lien Term Loan,
   2,493,750     6.84%, 10/31/12                             2,502,079
                 Second Lien Term Loan,
   2,500,000     10.34%, 10/31/13                            2,529,150
               UPC Broadband Holding BV
   1,000,000     Facility H2, 03/31/13 (b)                   1,004,060
                 Facility J2, 7.11%,
   5,721,250     03/31/13                                    5,744,478
                 Facility K2, 7.11%,
   6,721,250     03/31/13 (b)                                6,748,269
                                                       ---------------
                                                            25,117,736
                                                       ---------------
CABLE - US CABLE - 9.2%
               Century Cable Holdings LLC
                 Discretionary Term Loan,
   7,500,000     10.00%, 12/31/09                            7,312,500
   2,500,000     Revolver, 9.00%, 03/31/09                   2,420,325
                 Term Loan, 10.00%,
  15,000,000     06/30/09                                   14,674,950
               Cequel Communications LLC
                 Bridge Term Loan,
   5,000,000     10.07%, 10/30/07                           `5,020,800
                 First Lien Term Loan B,
   3,000,000     7.32%, 11/05/13                             2,989,560
                 Second Lien Tranche A Term
   2,000,000     Loan, 05/01/14 (b)                          1,963,340
               Charter Communications Operating LLC
  29,717,804     Term Loan, 7.76%, 04/28/13                 29,877,685
                 Tranche B Term Loan,
   1,994,924     7.76%, 04/07/11                             2,005,577
  25,000,000   CSC Holdings, Inc.
                 Incremental Term Loan,
                 6.75%, 03/29/13                            25,000,000
  14,087,500   Hilton Head Communications LP
                 Revolver, 8.00%, 09/30/07                  13,580,350
   5,063,412   Knology, Inc.
                 Second Lien Term Loan,
                 15.13%, 06/29/11                            5,696,339
               Mediacom Broadband Group
   1,500,000     Term Loan C, 01/01/15 (b)                   1,504,575
                 Tranche A Term Loan,
   3,395,000     6.01%, 03/31/10                             3,371,371
   1,000,000   Mediacom Illinois LLC
                 Tranche B Term Loan,
                 03/31/13 (b)                                1,000,900
               Northland Cable Television, Inc.
                 First Lien Term Loan B,
   4,987,500     8.95%, 12/22/12                             4,999,969
                 Second Lien Term Loan,
   4,000,000     13.15%, 06/22/13                            4,000,000
               Olympus Cable Holdings LLC
  11,500,000      Term Loan A, 9.25%, 06/30/10 (b)          11,195,710
   1,000,000      Term Loan B, 10.00%, 09/30/10                974,740

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                1

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
CABLE - US CABLE (CONTINUED)
               WideOpenWest Finance LLC
   3,000,000     First Lien Term Loan, 05/01/13 (b)          3,006,720
                 Second Lien Term Loan,
   1,000,000     10.04%, 05/01/14                            1,007,620
                                                       ---------------
                                                           141,603,031
                                                       ---------------
CHEMICALS - COMMODITY & FERTILIZER - 0.4%
   5,621,417   Celenese
                 Dollar Term Loan B,
                 6.98%, 04/06/11                             5,661,105
      76,881   Huntsman International LLC
                 Term B Dollar Loan,
                 6.83%, 08/16/12                                77,025
                                                       ---------------
                                                             5,738,130
                                                       ---------------
CHEMICALS - SPECIALTY CHEMICALS - 2.2%
   2,000,000   AGY Holding Corp.
                 First Lien Term Loan,
                 7.76%, 04/07/12                             2,017,500
               Brenntag Holding GMBH & Co.
                 Acquisition Facility,
     589,091     7.44%, 01/17/14                               598,664
                 Facility B2 Term Loan,
   2,410,909     7.44%, 01/17/14                             2,443,456
               Ineos US Finance LLC
   2,000,000   Term Loan A4, 7.34%, 12/14/12                 2,003,840
   5,750,000   Term Loan B2, 7.34%, 12/14/13                 5,826,705
   5,750,000   Term Loan C2, 7.34%, 12/14/14                 5,850,625
   1,721,818   Innophos, Inc.
                 Tranche B Term Loan,
                 7.27%, 08/13/10                             1,739,036
   4,500,000   ISP Chemco, Inc.
                 Term Loan, 6.94%, 02/16/13                  4,524,120
   4,002,666   Kraton Polymers Group of Cos.
                 Term Loan, 7.63%, 12/23/10                  4,037,690
   1,979,175   Nalco Co.
                 Tranche B Term Loan,
                 6.64%, 11/04/10                             1,987,567
   1,980,000   Rockwood Specialties Group, Inc.
                 Tranche E Term Loan,
                 7.13%, 07/30/12                             2,002,156
                                                       ---------------
                                                            33,031,359
                                                       ---------------
CONSUMER DURABLES - 0.2%
   3,000,000   Rexair LLC
                 Second Lien Term Loan,
                 12.76%, 06/30/11                            3,000,000
                                                       ---------------
CONSUMER NON-DURABLES - OTHER NON-DURABLES - 3.7%
   2,000,000   Amscan Holdings
                 Term Loan B, 7.77%, 12/23/12                2,016,240


 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

CONSUMER NON-DURABLES - OTHER NON-DURABLES (CONTINUED)
  24,608,504   DS Waters Enterprises LP
                 Term Loan, 9.49%, 11/07/09 (b)             24,462,329
  10,535,360   Eastman Kodak Co.
                 Term B-1 Advance,
                 7.32%, 10/18/12                            10,583,191
   1,715,000   Hillman Group, Inc.
                 Term Loan B, 8.37%, 03/31/11                1,731,087
   1,000,000   Jarden Corp.
                 Term Loan B1, 01/24/12 (b)                  1,005,270
   1,000,000   MD Beauty, Inc.
                 Second Lien Term Loan,
                 12.10%, 02/18/13                            1,005,000
   1,965,800   Polaroid Corp.
                 Term Loan, 12.13%,
                 04/27/11                                    1,970,715
               Prestige Brands Holdings, Inc.
                 Term Loan B Add-On,
     106,807     6.89%, 04/06/11                               107,898
                 Tranche B Term Loan,
   1,960,000     7.23%, 04/06/11                             1,979,188
   2,875,000   Revlon Consumer Products Corp.
                 Term Loan, 10.91%, 07/09/10                 2,921,719
     873,300   Solo Cup Co.
                 Term B1 Loan,
                 7.53%, 02/27/11                               880,705
   1,977,440   Spectrum Brands
                 U. S. Dollar Term Loan B,
                 7.69%, 02/07/12                             1,995,553
               UCG Paper Crafts, Inc.
                 First Lien Synthetic
     400,000     Facility, 4.73%, 02/17/13                     401,000
                 First Lien Term Facility,
   1,600,000     8.35%, 02/17/13                             1,604,000
                 Second Lien Term Loan,
   2,000,000     12.56%, 08/17/13                            2,007,500
   2,000,000   VJCS Acquisition, Inc.
                 Tem Loan B, 04/25/13 (b)                    2,008,760
                                                       ---------------
                                                            56,680,155
                                                       ---------------
CONSUMER NON-DURABLES - TEXTILES - 0.1%
   2,000,000   Camelbak Products, Inc.
                 Second Lien Term Loan,
                 11.42%, 02/04/12                            1,650,000
                                                       ---------------
DIVERSIFIED MEDIA - 3.2%
   2,873,780   Adams Outdoor Advertising LP
                 Term Loan, 7.09%, 10/15/11                  2,902,517
   8,223,881   American Lawyer Media
                 Holdings, Inc.
                 First Lien Term Loan,
                 7.48%, 03/05/10                             8,237,615
   2,984,848   Cygnus Business Media
                 Term Loan B, 9.58%,
                 07/13/09                                    2,969,924
   1,476,452   Day International, Inc.
                 First Lien U S Term Loan,
                 7.48%, 12/05/12                             1,494,908
   2,500,000   Deluxe Canada Holdings, Inc.
                 First Lien Tranche C Term
                 Loan, 8.73%, 01/28/11                       2,525,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                2

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
DIVERSIFIED MEDIA (CONTINUED)
   5,500,000   HIT Entertainment PLC
                 Second Lien Term Loan,
                 10.58%, 02/26/13                            5,549,500
   2,992,500   Merrill Communications LLC
                 Combined Term Loan,
                 7.29%, 05/15/11                             3,018,236
   9,505,000   Metro-Goldwyn-Mayer Holdings
                 II, Inc./LOC Acquisition Co.
                 Tranche B Term Loan,
                 7.23%, 04/08/12                             9,574,387
               North American Membership
               Group, Inc.
                 First Lien Tranche B Term
     990,000     Loan, 8.23%, 05/19/11                         987,525
                 Second Lien Term Loan,
   3,000,000     12.48%, 11/18/11                            2,985,000
   1,990,000   PBI Media, Inc.
                 First Lien Term Loan,
                 7.37%, 09/30/12                             1,997,463
   1,556,796   Six Flags Theme Parks, Inc.
                 Tranche B Term Loan,
                 7.32%, 06/30/09                             1,570,900
   2,815,517   VISANT Corp.
                 Tranche C Term Loan,
                 7.07%, 10/04/11                             2,845,728
   2,410,295   Warner Music Group
                 Term Loan, 7.22%, 02/28/11                  2,425,553
                                                       ---------------
                                                            49,084,256
                                                       ---------------
ENERGY - EXPLORATION & PRODUCTION - 1.1%
   4,477,500   Cheniere LNG Holdings LLC
                 Term Loan, 7.73%, 08/31/12                  4,525,096
               Targa Resources, Inc.
                 Asset Bridge Term Loan,
   2,000,000     7.48%, 10/31/07                             2,004,160
                 Synthetic Term Loan,
     967,742     7.23%, 10/31/12                               979,839
   4,012,097     Term Loan, 7.26%, 10/31/12                  4,047,203
   6,000,000   TARH E&P Holdings, LP
                 Second Lien Term Loan,
                 10.63%, 11/15/10                            6,045,000
                                                       ---------------
                                                            17,601,298
                                                       ---------------
ENERGY - OTHER ENERGY - 1.7%
   4,466,250   Carrizo Oil & Gas, Inc.
                 Second Lien Term Loan,
                 10.98%, 07/21/10                            4,583,489
               Coffeyville Resources LLC
                 First Lien Tranche B Term
     595,511     Loan, 7.50%, 06/24/12                         599,978
                 Funded Letter of Credit,
     400,000     4.90%, 06/24/12                               403,500
                 Second Lien Term Loan,
   8,000,000     11.75%, 06/24/13                            8,220,000
   2,524,697   Ferrell Cos., Inc.
                 Term Loan, 8.45%, 12/17/11                  2,568,879
   7,000,000   Helix Energy Solutions
                 Term Loan, 05/05/13 (b)                     7,025,200
   3,000,000   Nordic Biofuels of Ravenna, LLC
                 First Lien Term Loan,
                 9.38%, 04/30/13                             3,022,500

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

ENERGY - OTHER ENERGY (CONTINUED)
     366,906   SemCrude LP
                 U S Term Loan,
                 7.22%, 03/16/11                               367,596
                                                       ---------------
                                                            26,791,142
                                                       ---------------
ENERGY - SERVICE & EQUIPMENT - 0.1%
     361,291   Dresser, Inc.
                 Term Loan C, 7.60%, 04/10/09                  366,710
   1,250,000   Vetco International Holdings,
                 Inc. (DE) Second Lien Term D Loan,
                 9.70%, 01/12/14                             1,277,088
                                                       ---------------
                                                             1,643,798
                                                       ---------------
FINANCIAL - 2.0%
   2,000,000   American Wholesale Insurance
                 Group, Inc.
                 Second Lien Term Loan B,
                 12.75%, 04/27/12                            2,005,000
   2,925,000   Arias Acquisitions, Inc.
                 Term Loan, 8.73%, 07/26/11                  2,903,063
               Checksmart Financial Co.
                 First Lien Tranche B Term
   2,000,000     Loan, 7.81%, 05/01/12                       2,011,240
   2,500,000     Second Lien Term Loan, 05/01/13 (b)         2,543,750
   4,442,547   Conseco, Inc.
                 Term Loan, 6.83%, 06/22/10                  4,462,005
   4,895,833   Crump Group, Inc.
                 Tranche B Term Loan,
                 8.11%, 12/19/12                             4,901,953
   3,705,263   Flatiron Re Ltd.
                 Closing Date Term Loan,
                 9.28%, 12/20/10                             3,696,000
     959,135   FleetCor Technologies, Inc.
                 Term Loan, 8.54%, 06/30/11                    959,135
   3,000,000   IPayment, Inc.
                 Term Facility, 7.34%,
                 05/10/13                                    3,015,000
     995,000   LPL Holdings, Inc.
                 Tranche B Term Loan,
                 8.20%, 06/28/13                             1,006,194
   3,000,000   NASDAQ Stock Market, Inc.
                 Term Loan B, 04/18/12 (b)                   3,001,860
                                                       ---------------
                                                            30,505,200
                                                       ---------------
FOOD AND DRUG - 1.6%
     974,638   Bi-Lo LLC
                 Term Loan, 9.13%, 07/01/11                    986,363
   4,000,000   CTI Food Holdings Co. LLC
                 Second Lien Secured Term
                 Loan, 11.05%, 06/02/12                      4,070,000
   1,592,648   Duloxetine Royalty Sub
                 Term Loan, 9.58%, 10/18/13                  1,616,538
   7,899,613   Jean Coutu Group, Inc.
                 Term Loan B, 7.63%,
                 07/30/11                                    7,952,225
   4,563,758   Michael Foods, Inc.
                 Term Loan B-1, 6.70%,
                 11/21/10                                    4,607,113

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
FOOD AND DRUG (CONTINUED)
   1,000,000   Nash Finch Co.
                 Initial Term Loan,
                 7.25%, 11/12/10                             1,007,500
   4,879,919   Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 14.25%, 04/04/10 (c)                        1,618,474
     992,500   Sturm Foods, Inc.
                 First Lien Term Loan,
                 9.75%, 05/26/11                             1,008,003
   1,500,000   Supervalu, Inc.
                 Term Loan B, 06/02/12 (b)                   1,502,820
                                                       ---------------
                                                            24,369,036
                                                       ---------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.5%
     845,449   AFC Enterprises, Inc.
                 Tranche B Term Loan,
                 7.25%, 05/09/11                               852,847
   3,750,000   National Distributing Co., Inc.
                 Second Lien Term Loan,
                 11.60%, 06/01/10                            3,759,375
               Nutro Products, Inc.
   2,000,000     Term Facility, 7.02%, 04/26/13 (b)          2,010,000
   1,235,294   Sunny Delight Beverages Co.
                 First Lien Term Loan,
                 10.04%, 08/20/10                            1,230,662
                                                       ---------------
                                                             7,852,884
                                                       ---------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.4%
               Dole Food Co., Inc.
                 Credit Linked Deposit,
     465,116     4.92%, 04/12/13                               462,940
                 Tranche B Term Loan,
   1,046,512     6.83%, 04/12/13                             1,041,279
                 Tranche C Term Loan,
   3,488,372     6.73%, 04/04/13                             3,472,047
               Gate Gourmet Borrower LLC
                 First Lien Letter of
     111,100     Credit, 7.73%, 12/31/10                       112,211
                 Dollar Term Loan First
     888,900     Lien, 7.64%, 03/09/12                         897,789
   7,685,058   Merisant Co.
                 Tranche B Term Loan,
                  9.38%, 01/11/10                            7,435,294
   3,947,143   Michelina's
                 Term Loan, 7.96%, 04/02/11                  4,001,416
   1,426,667   Pierre Foods, Inc.
                 Term Loan B, 6.93%,
                 06/30/10                                    1,436,924
   2,771,870   Pinnacle Foods Holding Corp.
                 Term Loan, 8.24%, 11/25/10                  2,792,354
                                                       ---------------
                                                            21,652,254
                                                       ---------------
FOOD/TOBACCO - RESTAURANTS - 0.7%
   2,691,213   Buffets, Inc.
                 Term Loan, 8.20%, 06/28/09                  2,711,397
   1,534,761   Caribbean Restaurant LLC
                 Tranche B Term Loan,
                 7.83%, 06/30/09                             1,550,754
   1,995,000   El Pollo Loco, Inc.
                 Term Loan, 8.22%, 11/18/11                  2,003,100

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

FOOD/TOBACCO - RESTAURANTS (CONTINUED)
   1,490,625   Garden Fresh Restaurant Corp.
                 First Lien Term Loan B,
                 8.23%, 06/22/11                             1,494,352
   1,000,000   New World Restaurant Group, Inc.
                 First Lien Term Loan,
                 7.98%, 03/31/11                             1,007,500
   1,500,000   NPC International, Inc.
                 Term Loan, 05/03/13 (b)                     1,500,000
                                                       ---------------
                                                            10,267,103
                                                       ---------------
FOREST PRODUCTS - PACKAGING - 3.5%
   4,769,301   Berry Plastics Corp.
                 Term Loan, 6.84%, 12/02/11                  4,795,532
               Georgia-Pacific Corp.
                 First Lien Term B,
  22,443,750     6.88%, 02/14/13                            22,507,939
                 Second Lien Term Loan,
  16,000,000     7.94%, 02/14/14                            16,241,760
   7,406,250   Graham Packaging Co.
                 Term Loan B, 7.11%,
                 10/07/11                                    7,467,351
   2,000,000   JSG Acquisitions (Smurfit
                 Kappa) B1 Term Loan Facility,
                 7.90%, 12/01/13                             2,031,240
                                                       ---------------
                                                            53,043,822
                                                       ---------------
FOREST PRODUCTS - PAPER - 0.6%
   2,941,810   Appleton Papers, Inc.
                 Term Loan, 7.31%, 06/11/10                  2,958,343
   2,621,875   Graphic Packaging International, Inc.
                 Tranche C Term Loan,
                 7.50%, 08/09/10                             2,651,921
   2,568,211   NewPage Corp.
                 Term Loan, 7.96%, 05/02/11                  2,587,473
               SP Newsprint Co.
                 Tranche B-1 Credit Linked
     513,096     Deposit, 5.09%, 01/09/10                      519,828
                 Tranche B-1 Term Loan,
     177,151     7.55%, 01/09/10                               179,475
                                                       ---------------
                                                             8,897,040
                                                       ---------------
GAMING/LEISURE - GAMING - 3.6%
   2,978,625   CCM Merger, Inc./MotorCity Casino
                 Term Loan B, 7.00%, 04/25/12                2,987,561
   3,920,375   Green Valley Ranch Gaming LLC
                 Term Loan, 6.98%, 12/22/10                  3,947,347
               OpBiz LLC
  11,426,193     Term Loan A, 7.99%, 08/31/10               11,111,973
      13,866     Term Loan B, 8.99%, 08/31/10                   13,629
               Resorts International Holdings Ltd.
                 Second Lien Term Loan,
  17,333,264     12.48%, 04/26/13                           17,939,928
                 Term Loan B, 8.98%,
  10,561,274     04/26/12                                   10,693,290
               VML US Finance, LLC
                 Delayed Draw Term B Loan,
   2,000,000     02/01/12 (b)                                2,000,840

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                4

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
GAMING/LEISURE - GAMING (CONTINUED)
               VML US Finance, LLC (continued)
   6,000,000     Term Loan B, 02/01/13 (b)                   6,050,040
                                                       ---------------
                                                            54,744,608
                                                       ---------------
GAMING/LEISURE - OTHER LEISURE - 2.5%
   3,170,097   AMF Bowling Worldwide, Inc.
                 Term Loan B, 8.23%, 08/27/09                3,199,832
   2,325,000   BRE/ESA Mezz5 LLC
                 Mezzanine D Loan,
                 8.33%, 07/11/08                             2,330,812
  12,675,000   BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan,
                 8.33%, 07/11/08                            12,706,687
   3,000,000   Fender Musical Instruments Corp.
                 Second Lien Term Loan,
                 9.62%, 09/30/12                             3,000,000
               Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan,
   3,000,000     7.92%, 05/11/08                             3,000,000
                 Tranche B Term Loan,
   2,000,000     7.92%, 05/11/08                             2,000,000
     995,000   Kuilima Resort Co.
                 First Lien Term Loan,
                 7.84%, 09/30/10                               999,975
   2,000,000   Riverside Casino & Golf Resort LLC
                 Term Loan, 8.88%, 11/30/11                  2,000,000
   2,000,000   Southwest Sports Group LLC
                 Term Loan, 7.44%, 12/22/10                  2,025,000
   2,236,875   Trump Entertainment Resorts,
                 Inc. Term Loan B-1, 7.17%, 05/20/12         2,257,857
   1,965,000   Wallace Theaters
                 First Lien Term Loan,
                 8.23%, 07/31/09                             1,987,106
   3,000,000   Washington County Casino &
                 Golf Resort
                 Tranche B Term Loan, 11/01/11 (b)            3000,000
                                                       ---------------
                                                            38,507,269
                                                       ---------------
HEALTHCARE - ACUTE CARE - 0.7%
   3,541,409   Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 7.61%, 12/29/11                             3,562,799
   2,000,000   Ameripath, Inc.
                 Tranche B Term Loan,
                 7.04%, 10/31/12                             2,007,200
   1,014,290   Cornerstone Healthcare Group
                 Holding, Inc.
                 Senior Subordinated
                 Unsecured Notes,
                 14.00%, 07/15/12 (d)                          811,432
   3,793,359   DaVita, Inc.
                 Tranche B Term Loan,
                 6.99%, 10/05/12                             3,795,977
                                                       ---------------
                                                            10,177,408
                                                       ---------------

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

HEALTHCARE - ALTERNATE SITE SERVICES - 2.0%
   1,442,482   American HomePatient, Inc.
                 Secured Promissory Note,
                 6.79%, 08/01/09 (d)                         1,442,482
   2,082,045   American Medical Response, Inc.
                 Term Loan, 7.25%, 02/10/12                  2,094,412
   2,000,000   CRC Health Corp.
                 New Term Loan,
                 7.23%, 02/06/13                             2,016,240
               FHC Health Systems, Inc.
                 Delayed Draw Term Loan,
   1,300,000     12.82%, 10/31/06                            1,345,500
                 Initial Term Loan,
   1,857,143     10.82%, 10/31/06                            1,922,143
                 Third Lien Additional Term
   6,500,000     Loan, 13.82%, 02/09/11                      6,630,000
   2,517,683   Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan,
                 8.73%, 09/30/09                             2,525,564
   4,477,500   Renal Advantage, Inc.
                 Tranche B Term Loan,
                 7.42%, 10/06/12                             4,505,484
   1,985,000   Skilled Healthcare LLC
                 First Lien Term Loan,
                 7.78%, 06/15/12                             2,010,646
     474,603   Sunrise Medical Holdings, Inc.
                 Term Loan B-1,
                 8.44%, 05/13/10                               475,196
     839,908   VWR International, Inc.
                 Tranche B Dollar Term
                 Loan, 7.34%, 04/07/11                         848,937
   1,965,000   WellCare Health Plans, Inc.
                 Term Loan, 7.63%, 05/13/09                  1,980,975
   2,452,571   Youth & Family Centered
                 Services, Inc.
                 Term Loan B, 8.70%, 05/28/11                2,446,439
                                                       ---------------
                                                            30,244,018
                                                       ---------------
HEALTHCARE - MEDICAL PRODUCTS - 3.0%
               Carl Zeiss TopCo GmbH/US Newco
                 Term B U S Dollar Loan,
     375,000     7.86%, 05/04/13                               376,406
                 Term C U S Dollar Loan,
     375,000     8.36%, 05/04/14                               377,813
               CCS Medical, Inc.
                 First Lien Term Loan,
   2,491,250     8.23%, 09/30/12                             2,426,876
                 Second Lien Term Loan,
   1,250,000     12.98%, 03/30/13                            1,165,625
   2,000,000   CompBenefits Corp.
                 Tranche B Term Loan,
                 8.13%, 04/12/12                             2,007,500
   1,125,932   Encore Medical IHC, Inc.
                 Term Loan, 8.20%, 10/04/10                  1,133,679
   1,000,000   Golden Gate National Senior Care LLC
                 Second Lien Term Loan,
                 09/14/11 (b)                                1,020,000
   3,500,000   Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan,
                 05/26/13 (b)                                3,510,955

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                5

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
               HealthSouth Corp.
  12,500,000     Term Loan B, 8.15%, 03/10/13 (b)           12,542,500
               Matria Healthcare, Inc.
                 First Lien Tranche B Term
   2,033,365     Loan, 7.31%, 01/19/12                       2,044,793
                 First Lien Tranche C Term
     961,538     Loan, 7.44%, 01/19/07                         963,346
   6,500,000   National Renal Institutes, Inc.
                 Term Facility, 7.45%, 03/31/13              6,528,470
   2,475,000   Reliant Pharmaceuticals, Inc.
                 First Lien Term Loan,
                 14.55%, 06/30/08                            2,499,750
   2,000,000   Triumph Healthcare Second
                 Holdings, LLC
                 Second Lien Term Loan,
                 13.60%, 08/31/12                            2,015,000
               Warner Chilcott Co., Inc.
                 Dovobet Delayed Draw Term Loan,
     166,303     7.63%, 01/18/12                               167,394
                 Dovonex Delayed Draw Term Loan,
     831,442     7.40%, 01/18/12                               836,896
                 Tranche B Acquisition Date
   4,427,848     Term Loan, 7.62%, 01/18/12                  4,443,966
   1,784,207   Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 7.61%, 01/18/12                  1,798,159
     824,253   Warner Chilcott Holdings Co. III, Ltd.
                 Tranche D Acquisition Date
                 Term Loan, 7.61%, 01/18/12                    830,699
                                                       ---------------
                                                            46,689,827
                                                       ---------------
HOUSING - BUILDING MATERIALS - 2.1%
   8,901,489   Atrium Cos., Inc.
                 Term Loan, 8.32%, 12/28/11                  8,909,856
   1,000,000   Contech Construction Products
                 New Term Loan,
                 7.00%, 01/31/13                             1,005,620
   1,893,064   Custom Building Products, Inc.
                 First Lien Term Loan,
                 7.21%, 10/20/11                             1,913,566
   4,107,042   Lake at Las Vegas Joint Venture
                 First Lien Term Loan,
                 7.91%, 11/01/09                             4,129,302
   2,000,000   NCI Building Systems, Inc.
                 Tranche B Term Loan,
                 06/18/10 (b)                                2,009,380
   1,955,126   Nortek Holdings, Inc.
                 Term Loan, 6.69%, 08/27/11                  1,968,812
     997,500   PGT Industries, Inc.
                 First Lien Tranche A-2 Term
                 Loan, 8.13%, 02/14/12                       1,007,475
   1,492,500   Pivotal Group Promotory
                 First Lien Term Loan,
                 7.84%, 08/31/10                             1,490,634
               Ply Gem Industries, Inc.
                 Canadian Term Loan,
     140,625     7.21%, 08/15/11                               141,328
                 U S Term Loan,
   2,109,375     7.21%, 08/15/11                             2,119,922

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

HOUSING - BUILDING MATERIALS (CONTINUED)
   2,867,308   Propex Fabrics, Inc.
                 Tranche B Term Loan,
                 7.34%, 07/31/12                             2,881,644
   2,000,000   Standard Pacific Corp.
                 Term Loan B, 6.67%, 05/05/13                1,998,760
     990,000   Stile Acquisition Corp.
                 Canadian Term Loan,
                 7.11%, 04/06/13                               985,664
     990,000   Stile U.S. Acquisition Corp.
                 U S Term Loan,
                 7.11%, 04/06/13                               984,991
                                                       ---------------
                                                            31,546,954
                                                       ---------------
HOUSING - REAL ESTATE DEVELOPMENT - 4.0%
   1,975,000   DESA LLC
                 Term Loan, 10.24%, 11/26/11                 1,981,182
   6,000,000   Edge Star Partners LLC
                 First Lien Term Loan,
                 8.44%, 11/18/06                             6,030,000
   2,143,382   Giraffe Intermediate, LLC
                 Mezzanine Note A-1,
                 6.66%, 08/09/07                             2,143,382
   3,990,000   LBREP/L-Suncal Master I LLC
                 First Lien, 8.25%, 01/18/10                 3,997,501
               LNR Property Corp.
                 Tier A Mezzanine,
     675,200     9.54%, 02/03/08                               678,576
                 Tranche A Term Loan,
     127,800     8.08%, 02/03/08                               128,812
                 Tranche B Term Loan,
   8,987,958     8.04%, 02/03/08                             9,019,596
               Morningside Assisted Living
                 Mezzanine Loan,
   1,998,056     12.19%, 10/12/08                            1,998,055
                 Senior Mortgage Loan,
   1,498,542     7.94%, 10/12/08                             1,498,541
     606,618   MPO Intermediate LLC
                 Mezzanine Note A-1,
                 6.66%, 08/09/07                               606,617
   2,500,000   November 2005 Land Investors LLC
                 First Lien Term Loan, 05/09/11 (b)          2,515,625
   3,970,000   Palmdale Hills Property LLC
                 First Lien Term Loan,
                 8.26%, 05/19/10                             3,970,000
   2,000,000   Shea Capital I, LLC
                 Facility B, 7.15%,
                 10/27/11                                    1,999,380
               Spanish Peaks Holdings LLC
                 Tranche A Credit-Linked
     751,997     Deposit, 4.88%, 08/10/11                      759,517
                 Tranche B Term Loan,
   1,682,639     7.79%, 08/10/11                             1,693,156
               Tamarack Resort LLC
                 Tranche A Credit-Linked
   1,400,000     Deposit, 05/19/11 (b)                       1,405,250
                 Tranche B Term Loan,
   2,100,000     05/19/11 (b)                                2,110,500
   5,500,000   TE/TOUSA Mezzanine LLC
                 Senior Mezzanine Loan,
                 10.25%, 08/01/09                            5,513,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                6

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
   4,906,250   TWLDC Holdings LP
                 Mezzanine Loan,
                 9.24%, 11/30/07                             4,949,179
   4,000,000   Weststate Land Partners LLC
                 First Lien Term Loan,
                 8.27%, 05/01/07                             4,030,000
   4,000,000   Woodlands Commercial Property Co.
                 Bridge Loan, 7.74%, 02/28/08                4,030,000
                                                       ---------------
                                                            61,058,619
                                                       ---------------
INFORMATION TECHNOLOGY - 3.4%
   2,000,000   Billing Services Group North
                 America, Inc.
                 U S Term Loan,
                 7.63%, 05/05/12                             2,010,000
     480,286   Bridge Information Systems, Inc.
                 Multidraw Term Loan, 07/07/13 (c) (e)          36,021
   6,000,000   Comsys Information Services
                 Second Lien Term Loan,
                 12.55%, 10/31/10                            6,015,000
   1,000,000   Data Transmission Network Corp.
                 First Lien Tranche B Term
                 Loan, 8.06%, 03/10/13                       1,013,750
   1,000,000   Deltek Systems, Inc.
                 Term Loan, 04/22/11 (b)                     1,007,500
     415,781   Fidelity National
                 Information Services, Inc.
                 Term Loan B, 6.83%,
                 03/09/13                                      416,857
   2,000,000   GXS Corp.
                 Second Lien Term Loan,
                 14.51%, 12/20/11                            2,010,000
               Infor Global Solutions
               European Finance S.A.R.L.
                 First Lien Delayed Draw
     528,926     Term Loan, 7.80%, 06/30/06                    529,586
                 First Lien LUX Term Loan,
   3,958,441     7.80%, 04/18/11 (b)                         3,959,147
                 Second Lien LUX Term Loan,
   1,949,783     12.30%, 04/18/12                            1,966,843
               Infor Global Solutions US
               (Magellan Holdings)
                 First Lien Delayed Draw
     198,347     Term Loan, 06/30/06 (b)                       198,595
                 Second Lien Delayed Draw
                 Term Loan, 12.05%,
     347,826     06/30/06                                      350,869
   1,917,743   IPC Acquisition Corp.
                 First Lien Tranche B Term
                 Loan, 7.59%, 08/05/11                       1,937,323
               Magellan Holdings, Inc.
                 First Lien U S Term Loan,
   1,814,286     7.80%, 04/18/11 (b)                         1,812,398
                 Second Lien U S Term Loan,
   3,702,391     12.30%, 04/18/12                            3,730,159
   6,922,596   ON Semiconductor Corp.
                 Term Loan H, 7.23%,
                 12/15/11                                    6,995,076

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

INFORMATION TECHNOLOGY (CONTINUED)
     990,000   Overwatch Systems
                 Term Loan, 7.75%, 04/01/11                    997,425
   2,212,644   Per-Se Technologies, Inc.
                 Term Loan, 7.23%, 01/06/13                  2,237,536
  12,406,250   SunGard Data Systems, Inc.
                 U S Term Loan,
                 7.66%, 02/11/13                            12,508,105
   2,250,000   Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 12.50%, 03/31/11                            2,283,750
                                                       ---------------
                                                            52,015,940
                                                       ---------------
MANUFACTURING - 1.3%
   1,440,156   AIRXCEL, Inc.
                 First Lien Term Loan,
                 8.13%, 08/31/12                             1,458,158
     930,634   Blount International, Inc.
                 U S Term Loan B,
                 6.76%, 08/09/10                               939,940
   1,498,487   Coinmach Corp.
                 Tranche B-1 Term Loan,
                 7.66%, 12/16/12                             1,516,918
   1,500,000   Dundee Holdco Ltd.
                 U S Term Loan B1,
                 7.83%, 02/17/14                             1,503,750
     828,947   Euramax International Holdings B.V.
                 Second Lien European Term
                 Loan, 12.00%, 06/29/13                        815,477
               Euramax International, Inc.
                 First Lien Domestic Term
   2,062,482     Loan, 7.69%, 06/29/12                       2,081,828
                 Second Lien Domestic Term
   1,671,053     Loan, 12.00%, 06/29/13                      1,696,118
   4,478,747   Mueller Group LLC
                 Term Loan, 7.81%, 10/03/12                  4,521,295
   1,773,784   Polypore, Inc.
                 U S Term Loan,
                 7.98%, 11/12/11                             1,793,012
   3,000,000   Sensata Technology BV/Sensata
                 Technology Finance Co.
                 U S Term Loan, 6.86%,
                 04/27/13                                    2,999,850
   1,269,635   Terex Corp.
                 Term Loan, 7.26%, 07/03/09                  1,287,093
                                                       ---------------
                                                            20,613,439
                                                       ---------------
METALS/MINERALS - OTHER METALS/MINERALS - 1.2%
   2,493,750   Alpha Natural Resources LLC
                 Tranche B Term Loan,
                 6.86%, 10/26/12                             2,503,102
   5,000,000   Kaiser Aluminum Corp.
                 Second Lien Term Loan,
                 04/24/11 (b)                                5,025,000
   8,155,968   Murray Energy Corp.
                 Tranche B Term Loan,
                 8.09%, 01/28/10                             8,319,088

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                7

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
METALS/MINERALS - OTHER METALS/MINERALS (CONTINUED)
   3,000,000   Universal Buildings Product
                 Term Loan, 8.44%, 04/28/12                  3,041,250
                                                       ---------------
                                                            18,888,440
                                                       ---------------
METALS/MINERALS - STEEL - 0.5%
               CII Carbon LLC
     997,487     Term Loan B, 07/13/12 (b)                   1,009,338
   1,985,000     Term Loan B, 7.13%, 08/23/12                2,008,582
               Novelis, Inc.
                 Canadian Term Loan,
     655,153     7.38%, 01/07/12                               659,248
                 U S Term Loan,
   1,137,896     7.38%, 01/07/12                             1,146,521
   2,529,000   Techs Industries, Inc. (The)
                 Term Loan, 7.98%, 01/14/10                  2,516,355
                                                       ---------------
                                                             7,340,044
                                                       ---------------
RETAIL - 6.7%
  32,534,512   Blockbuster Entertainment Corp.
                 Tranche B Term Loan,
                 8.91%, 08/20/11 (b)                        32,639,273
   7,481,250   Burlington Coat Factory
                 Warehouse Corp.
                 Term Loan, 7.53%, 05/28/13                  7,432,472
   2,962,500   Dollarama Group LP
                 Term Loan B, 7.13%,
                 11/18/11                                    2,962,500
   2,500,000   Eddie Bauer, Inc.
                 Term Loan, 06/21/11 (b)                     2,498,825
   3,453,904   Harbor Freight Tools USA
                 Term Loan, 6.92%, 07/15/10                  3,466,856
  25,870,212   Home Interiors & Gifts, Inc.
                 Initial Term Loan,
                 10.36%, 03/31/11                           23,897,608
               Movie Gallery, Inc.
                 Term Loan A, 9.98%,
     368,220     04/27/11                                      357,265
  21,830,360     Term Loan B, 10.23%, 04/27/11 (b)          21,093,585
   4,984,177   Neiman Marcus Group, Inc. (The)
                 Term Loan, 7.34%, 04/06/13                  5,036,910
   3,000,000   Oriental Trading Co., Inc.
                 Second Lien Term Loan,
                 9.75%, 01/08/11                             3,037,500
   1,000,000   TRU 2005 Holding Co. I, Ltd
                 Term Loan, 8.02%, 12/09/08                  1,000,320
                                                       ---------------
                                                           103,423,114
                                                       ---------------
SERVICE - ENVIRONMENTAL SERVICES - 1.4%
   2,212,500   Alliance Laundry Systems LLC
                 Term Loan, 7.32%, 01/27/12                  2,224,956
               Allied Waste North America, Inc.
   5,606,555     Term Loan, 6.76%, 01/15/12 (b)              5,611,377
                 Tranche A Credit Linked
   2,176,811     Deposit, 6.00%, 01/15/12 (b)                2,179,206
   3,361,550   Audio Visual Services Corp.
                 Term Loan, 7.48%, 05/18/11                  3,395,166

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

SERVICE - ENVIRONMENTAL SERVICES (CONTINUED)
   8,000,000   Washington Group
                 International
                 Tranche B Term Loan,
                 4.88%, 10/03/07                             8,040,000
                                                       ---------------
                                                            21,450,705
                                                       ---------------
SERVICE - OTHER SERVICES - 1.4%
   4,000,000   Brickman Group Holdings, Inc.
                 Term Loan, 10.52%,
                 11/15/09                                    3,990,000
   4,000,000   Education Management Corp.
                 Tranche B Term Loan,
                 06/01/13 (b)                                4,017,520
   2,437,463   NES Rentals Holdings, Inc.
                 Second Lien Term Loan,
                 11.12%, 08/17/10                            2,457,255
   3,000,000   Penhall International Corp.
                 Second Lien Term Loan,
                 11.83%, 11/01/10                            3,037,500
               United Rentals, Inc.
                 Initial Term Loan,
   7,367,193     7.10%, 02/14/11                             7,417,142
                 Tranche B Credit-Linked
     336,842     Deposit, 4.61%, 02/14/11                      340,211
                                                       ---------------
                                                            21,259,628
                                                       ---------------
TELECOMMUNICATIONS - 3.1%
   1,000,000   Gabriel Communications Finance Co.
                 Term B Facility, 05/12/12 (b)               1,016,250
   1,500,000   IWL Communications, Inc.
                 First Lien Tranche B Term Loan,
                 8.57%, 01/31/12                             1,499,070
               Millennium Digital Media Systems
               LLC
                 Facility A Revolver,
   3,901,022     10.20%, 10/31/08                            3,920,527
                 Facility B Term Loan,
  14,888,500     10.25%, 10/31/08                           15,111,827
                 Facility C Term Loan,
  12,439,992     10.09%, 10/31/08                           12,626,592
   1,818,182   Nextel Partners Operating Corp.
                 Tranche D Term Loan,
                 6.32%, 05/31/12                             1,820,291
   3,000,000   Nortel Communications
                 Term Loan A Bridge, 02/15/07 (b)            3,005,640
               NTELOS, Inc.
                 First Lien Term B Advance,
   1,239,325     7.35%, 08/24/11                             1,245,522
                 Second Lien Term Loan,
   1,500,000     10.00%, 02/24/12                            1,523,430
   5,337,037   Sorenson Communications, Inc.
                 First Lien Term Loan B,
                 8.08%, 11/15/12                             5,382,082
     750,000   Stratos Global Corp./Stratos Funding LP
                 Term B Facility,
                 7.73%, 02/13/12                               758,123
                                                       ---------------
                                                            47,909,354
                                                       ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                8

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
TELECOMMUNICATIONS - CLEC - 0.3%
   4,937,500   Consolidated Communications, Inc.
                 Term Loan D, 6.78%, 10/14/11                4,989,986
                                                       ---------------
TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
   1,000,000   Pine Tree Holdings/Country
               Road Communications, Inc.
                 Second Lien Tranche B Term
                 Loan, 12.55%, 07/15/13                      1,015,000
                                                       ---------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 1.2%
   5,000,000   FairPoint Communications,
                 Inc. Replacement B Term Loan,
                 6.75%, 02/08/12                             5,003,100
   1,000,000   Hawaiian Telcom Communications
                 Tranche B Term Loan,
                 7.23%, 10/31/12                             1,006,250
  10,000,000   Qwest Corp.
                 Tranche B Term Loan,
                 6.95%, 06/30/10                            10,074,000
   1,791,997   WestCom Corp.
                 Tranche B Term Loan,
                 7.54%, 12/17/10                             1,802,068
                                                       ---------------
                                                            17,885,418
                                                       ---------------
TRANSPORTATION - AUTO - 4.9%
   3,891,897   Carey International, Inc.
                 Second Lien Term Loan,
                 15.27%, 05/10/12                            3,546,491
  16,000,000   Dana Corp.
                 DIP Term Loan,
                 7.22%, 04/13/08 (b)                        16,007,520
               Delphi Corp.
   1,000,000     Revolver, 06/18/09 (b)                      1,028,120
  16,903,133     Term Loan, 13.50%, 06/14/11 (b)            17,552,889
                 Tranche B DIP Term Loan,
   1,500,000     7.88%, 10/08/07                             1,524,375
   4,500,000   Environmental Systems
                 Products Holdings
                 Second Lien Term Loan,
                 15.14%, 12/12/10                            4,590,000
               Federal-Mogul Corp.
                 DIP Term Loan,
   4,500,000     7.19%, 12/09/06                             4,530,960
                 Supplemental Revolver,
   1,270,249     8.84%, 12/09/06 (f)                         1,273,425
                 Tranche C Term Loan,
   1,048,750     8.84%, 12/09/06                             1,053,993
   4,500,000   Goodyear Tire & Rubber Co.
                 Third Lien Term Loan,
                 8.70%, 03/01/11 (b)                         4,552,020
     989,159   Insurance Auto Auctions, Inc.
                 Term Loan, 7.85%, 05/19/12                    999,051
   5,124,728   Key Plastics LLC
                 Term Loan B, 8.11%, 06/29/10                5,188,787
               Lear Corp.
                 First Lien Term Loan B,
   5,000,000     7.57%, 04/25/12 (b)                         4,982,300
   2,231,687   Rexnord Corp.
                 Term Loan B, 7.37%,
                 12/31/11                                    2,241,461

 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------

TRANSPORTATION - AUTO (CONTINUED)
   3,930,000   Stanadyne Corp.
                 Term Loan, 8.55%, 08/02/10                  3,949,650
               Tenneco Automotive, Inc.
                 Tranche B Term Loan,
   1,779,338     7.19%, 12/12/10                             1,804,925
                 Tranche B-1 Credit Linked
     781,632     Deposit, 7.05%, 12/12/10                      795,310
                                                       ---------------
                                                            75,621,277
                                                       ---------------
TRANSPORTATION - LAND - 0.6%
               Quality Distribution, Inc.
                 Synthetic Letters of
   1,427,481     Credit, 4.88%, 11/13/09 (e)                 1,434,618
   2,708,802     Term Loan, 8.08%, 11/13/09                  2,722,346
   4,382,457     Term Loan, 8.08%, 11/13/09                  4,404,369
   1,000,000   SIRVA Worldwide, Inc.
                 Tranche B Term Loan,
                 12/01/10 (b)                                  985,000
                                                       ---------------
                                                             9,546,333
                                                       ---------------
UTILITIES - 4.2%
               Boston Generating LLC
                 First Lien Series A Term
   1,411,847     Advance, 8.23%, 12/15/10                    1,440,084
                 First Lien Series B Term
      80,653     Advance, 8.23%, 09/30/10                       82,450
   1,950,000   Calpine Construction Finance Co., LP
                 First Lien Term Loan,
                 11.02%, 08/26/09                            2,073,493
               Calpine Corp.
                 First Lien DIP Revolver,
   1,439,269     7.23%, 12/20/07                             1,460,411
                 Second Lien Term Loan,
   9,983,749     07/16/07 (c)                                9,612,453
               CenterPoint Energy, Inc.
   1,313,114     Term Loan, 7.47%, 04/30/10                  1,315,924
   3,975,013     Term Loan, 7.65%, 04/30/10                  3,983,519
   1,500,000   Covanta Energy Corp.
                 Delayed Draw Term Loan,
                 06/30/12 (b)                                1,500,000
               El Paso Corp.
                 Deposit Accounts,
   2,500,000     7.75%, 11/23/09                             2,515,450
   6,018,686     Term Loan, 7.75%, 11/23/09                  6,057,386
   1,929,324   Infrasource, Inc.
                 Term Loan, 7.98%, 09/30/10                  1,938,971
               KGEN, LLC
                 Tranche A Term Loan,
   1,980,000     7.60%, 08/05/11                             2,001,028
                 Tranche B Term Loan,
      35,698     13.98%, 08/05/11                               36,859
     500,000   La Paloma Generating Co. LLC
                 Second Lien Term Loan,
                 8.48%, 08/16/13                               507,660
               LSP General Finance Co., LLC
                 First Lien Delayed Draw
     857,143     Term Loan, 01/03/07 (b)                       863,040


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                9

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

SENIOR LOAN NOTES (CONTINUED)
UTILITIES (CONTINUED)
               LSP General Finance Co., LLC (continued)
                 First Lien Term Loan B,
   2,142,857     03/27/13 (b)                                2,152,907
         151   Midwest Generation LLC
                 Term Loan, 6.70%, 04/27/11                        153
               NATG Holdings LLC
                  Credit Linked Certificate of
     570,221   Deposit, 01/23/09 (c)                           496,093
   1,001,749     Term Loan A, 01/23/09 (c)                     177,810
     733,455     Term Loan B1, 01/23/10 (c)                    130,188
      72,363     Term Loan B2, 01/23/10 (c)                     62,956
               NRG Energy, Inc.
                 Credit Linked Certificate of
   2,413,620     Deposit, 6.98%, 02/02/13                    2,425,519
   6,586,380     Term Loan, 6.82%, 02/01/13                  6,625,305
   5,019,463   Plum Point Energy Associates, LLC
                 Second Lien Term Loan,
                 10.34%, 09/14/14                            4,931,623
   2,000,000   Primary Energy Operations LLC
                 Term Loan, 7.98%, 08/24/09                  2,014,380
   4,541,692   Riverside Energy Center LLC
                 Term Loan, 9.38%, 06/24/11                  4,689,297
               Rocky Mountain Energy Center LLC
                 Credit Linked Certificate of
     361,073     Deposit, 5.03%, 06/24/11                      371,906
   3,142,331     Term Loan, 9.38%, 06/24/11                  3,244,457
               Thermal North America, Inc.
                redit Linked Certificate of
   1,000,000   Deposit, 6.78%, 10/12/13                      1,003,120
     995,951     Term Loan, 6.73%, 10/12/13                    999,059
                                                       ---------------
                                                            64,713,501
                                                       ---------------
WIRELESS - CELLULAR/PCS - 5.9%
   2,947,500   Cellular South, Inc.
                 Term Loan, 6.91%, 05/04/11                  2,971,434
   3,822,500   Centennial Cellular Operating Co.
                 Term Loan, 7.25%, 02/09/11                  3,863,095
               Cricket Communications, Inc.
   6,500,000     Revolver, 05/31/11 (b)                      6,284,720
  38,500,000     Term Loan B, 05/31/13 (b)                  38,724,840
                 Term Loan B, 7.48%,
  14,812,500     01/10/11                                   14,899,005
   1,500,000   Maritime Telecommunications
                 Network, Inc.
                 First Lien term Loan,
                 05/11/12 (b)                                1,507,500
               MetroPCS, Inc.
                 First Lien Tranche B Term
   9,850,000     Loan, 10.00%, 05/27/11                     10,125,012
                 Second Lien Term Loan,
  10,800,000     12.50%, 05/27/12                           11,427,696
                                                       ---------------
                                                            89,803,302
                                                       ---------------

               TOTAL SENIOR LOAN NOTES
                 (COST $1,465,376,766)                   1,470,925,961
                                                       ---------------


 PRINCIPAL AMOUNT ($)                                        VALUE ($)
 ---------------------                                    ------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 5.2%
DENMARK - 0.6%
EUR
               Nordic Telephone Co. Holdings APS
   3,750,000     Euro Facility B2, 5.21%, 04/10/14           4,888,381
   3,750,000     Euro Facility C2, 5.21%, 04/10/15           4,898,978
                                                       ---------------
                                                             9,787,359
                                                       ---------------
FRANCE - 0.6%
EUR
   7,000,000   Ypso France SAS
                 Facility B, 5.13%, 12/15/13                 9,018,162
                                                       ---------------
GERMANY - 0.2%
EUR
               Debitel Konzernfinanzierungs GmbH
   1,125,000     Term Facility B, 5.42%, 06/11/13            1,449,983
     803,571      Term Facility C1, 5.92%, 06/11/14          1,038,180
     321,429      Term Facility C2, 5.92%, 06/11/14            414,776
                                                       ---------------
                                                             2,902,939
                                                       ---------------
ITALY - 1.0%
EUR
               Prysmian Cables & Systems, Inc.
                 Second Lien Term Loan,
   1,923,077     9.44%, 01/20/15                             2,532,823
                 Euro Term Loan B,
     875,000     5.07%, 08/04/12                             1,131,080
                 Euro Term Loan C2,
     875,000     4.75%, 08/04/12                             1,128,462
                 Second Lien Tranche C
     576,923     Term Loan, 9.44%, 01/20/15                    759,847
               Wind Telecommunicatione S.p.A.
   3,500,000     Euro Term Loan A1, 05/26/12 (b)             4,495,954
   1,750,000     Euro Term Loan B1, 05/26/13 (b)             2,259,666
   1,750,000     Euro Term Loan C1, 05/26/14 (b)            \2,266,993
                                                       ---------------
                                                            14,574,825
                                                       ---------------
NETHERLANDS - 0.2%
EUR
               YBR Acquisition B.V.
                 Facility B2 Term Loan,
   1,250,000     5.14%, 06/30/13                             1,632,527
                 Facility C2 Term Loan,
   1,250,000     5.14%, 06/30/14                             1,635,802
                                                       ---------------
                                                             3,268,329
                                                       ---------------
SWITZERLAND - 0.2%
EUR
   1,925,937   Merisant Co.
                 Tranche A (Euro) Term
                 Loan, 7.07%, 01/11/09                       2,396,475
                                                       ---------------
UNITED KINGDOM - 2.4%
GBP
               Peacock Group (The)
                 Facility B, 7.44%,
   2,250,000     10/30/13                                    4,236,724
                 Facility C, 7.44%,
   2,250,000     10/30/14                                    4,236,724

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               10

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND


 PRINCIPAL AMOUNT ($)                                      VALUE ($)
 ---------------------                                    ------------

FOREIGN VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)
UNITED KINGDOM (CONTINUED)
GBP
   3,125,000   PlayPower, Inc.
                 Add-on Term Loan,
                 7.60%, 12/18/09                             5,877,030
               Red Football Ltd.
                 Facility B Term Loan,
   1,250,000     7.85%, 05/11/13                             2,368,355
                 Facility C Term Loan,
   1,250,000     7.85%, 05/11/14                             2,374,203
   1,395,843   SunGard U K Holdings Ltd.
                 U K Term Loan,
                 7.08%, 02/11/13                             2,634,886
   3,234,301   Teesside Power Ltd.
                 Term Loan, 5.42%, 04/01/08                  6,139,357
               Trinitybrook PLC
                 Term Loan B1,
   2,500,000     7.40%, 07/31/13                             4,697,788
                 Term Loan C1,
   2,500,000     7.90%, 07/31/14                             4,717,343
                                                       ---------------
                                                            37,282,410
                                                       ---------------

               TOTAL FOREIGN VARIABLE RATE
                 SENIOR LOAN NOTES
                 (COST $74,925,137)                         79,230,499
                                                       ---------------
CORPORATE NOTES AND BONDS (G) - 0.0%
TRANSPORTATION - AUTO - 0.0%
               Key Plastics Holdings, Inc.
                 Junior Secured
                 Subordinated Notes,
      63,642     18.32%, 04/26/07                               59,028
                 Senior Secured
                 Subordinated Notes, 7.00%,
     101,433     04/26/07                                       93,906
                                                       ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (COST $156,226)                               152,934
                                                       ---------------

     SHARES                                                  VALUE ($)
    ---------                                             ------------
COMMON STOCKS (H) - 1.4%
MANUFACTURING - 0.0%
          16   GenTek, Inc., B Shares                              460
                                                       ---------------
TELECOMMUNICATIONS/COMBINATION - 0.0%
       1,756   Eningen Realty                                        0
                                                       ---------------
TRANSPORTATION - AUTO - 0.0%
       3,445   Environmental Systems
               Products Holdings                                     0
                                                       ---------------
UTILITIES - 1.2%
      12,470   CenterPoint Energy, Inc.                        145,276
     731,628   Mirant Corp.                                 18,202,905
     322,876   NATG Holdings LLC                                     0
                                                       ---------------
                                                            18,348,181
                                                       ---------------
WIRELESS - CELLULAR/PCS - 0.2%
      76,137   Leap Wireless International,
               Inc.                                          3,337,085
                                                       ---------------

               TOTAL COMMON STOCKS
                 (COST $22,921,866)                         21,685,726
                                                       ---------------
PREFERRED STOCKS - 0.0%
MANUFACTURING - 0.0%
      14,382   Superior Telecom, Inc.,
               Series A                                         11,506
                                                       ---------------
AUTOMOTIVE - 0.0%
          13   Key Plastics Holdings, Inc. (g)                       0
                                                       ---------------

               TOTAL PREFERRED STOCKS
                 (COST $14,382)                                 11,506
                                                       ---------------

     UNITS
    ---------
WARRANTS (G) - 0.0%
GAMING/LEISURE - GAMING - 0.0%
      23,070   OpBiz LLC, expires 08/31/10                           0
          25   OpBiz LLC, expires 08/31/10                           0
                                                       ---------------
                                                                     0
                                                       ---------------

               TOTAL WARRANTS
                 (COST $0)                                           0
                                                       ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               11

MAY 31, 2006                                         HIGHLAND FLOATING RATE FUND

     UNITS                                                   VALUE ($)
    ---------                                             ------------
CLAIM (I) - 0.0%
UTILITIES - 0.0%
  17,500,000   Mirant Corp.                                    196,875
                                                       ---------------

               TOTAL CLAIM
                 (COST $2)                                     196,875
                                                       ---------------

TOTAL INVESTMENTS - 102.6%                               1,572,203,501
                                                       ---------------
    (cost of $1,563,394,379) (j)

OTHER ASSETS & LIABILITIES, NET - (2.6)%                   (40,235,558)
                                                       ---------------

NET ASSETS - 100.0%                                      1,531,967,943
                                                       ===============
 ---------------------
(a) Senior loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (d), all senior loans carry a variable rate interest). These base lending rates are generally
      (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) The issuer is in default of certain debt covenants. Income is not being accrued.
(d)   Fixed rate senior loan
(e)   Loans held on participation.
(f) Senior Loan Notes have additional unfunded loan commitments. As of May 31, 2006, the Portfolio had unfunded loan commitments of $21,963,254, which could be extended at the option of the Borrower, pursuant to the following loan agreements:


                                                          UNFUNDED
                                                            LOAN
BORROWER                                                 COMMITMENT


  Centennial Cellular Operating Co.                  $    2,250,000
  Covanta Energy Corp.                                    1,000,000
  Cricket Communications, Inc.                            5,000,000
  DeCrane Aircraft Holdings, Inc.                           800,000
  Eastman Kodak Co.                                       2,411,764
  Federal-Mogul Corp.                                       102,746
  Flatiron Re Ltd.                                        1,794,737
  Infor Global Solutions European
  Finance S.A.R. L.                                       2,250,000
  Interstate Bakeries Corp.                               4,117,132
  Trump Entertainment Resorts, Inc.                       2,236,875
                                                       --------------
                                                     $   21,963,254
                                                       ==============
(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(h)    Non-income producing security.
(i) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
(j)    Cost for Federal income tax purposes is $1,563,761,603.

      Gross unrealized appreciation     $  21,368,847
      Gross unrealized depreciation       (12,559,725)
                                         ------------
                                        $   8,809,122
                                         ============

CLEC   Competitive Local Exchange Carrier
EUR    Euro Currency
GBP    Great Britain Pound

                FOREIGN VARIABLE SENIOR LOAN NOTES
                  INDUSTRY CONCENTRATION TABLE:
                     (% of Total Net Assets)

Telecommunications .....................................    1.2%
Retail..................................................    1.2%
Manufacturing...........................................    0.7%
Cable - International Cable.............................    0.6%
Utilities...............................................    0.4%
Gaming/Leisure - Other Leisure..........................    0.3%
Diversified Media.......................................    0.2%
Wireless - Cellular/PCS.................................    0.2%
Information Technology..................................    0.2%
Food/Tobacco -  Food/Tobacco Producers..................    0.2%
                                                         -------
Total                                                       5.2%
                                                         =======

SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                               12

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  JULY 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  JULY 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date  JULY 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.